Repurchase Agreements - Non Trading - Summary of Repurchase Agreements Non Trading (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements - non trading	£ 10,910	£ 1,076
Agreements with banks [member]
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements - non trading	5,865	£ 1,076
Agreements with customers [member]
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements - non trading	£ 5,045